COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Capital Commitments			$ 0	$ 440,000
Grant contingencies maximum amount payable			3,259,509	3,095,000
Contingent assets				0
Paycheck Protection Program Loan [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Government Grant Received				1,800,000	$ 4,500,000
Forgiveness amount		$ 10,000	7,000	$ 4,668,000	$ 1,615,000
Darnick Company [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contribution for tax audit settlement	$ 1,231,000
Increase in settlement amount due to depreciation	$ 1,231,000		1,316,000
Repayments of borrowings			$ 177,000